Offerings - Offering: 1	Oct. 11, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.750% Notes due 2030
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	0.99265
Maximum Aggregate Offering Price	$ 297,795,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,592.41
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form

N-2ASR

(File

No. 333-278993)

in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.